Financial Assets and Liabilities - Summary of Fair Value Hierarchy (Details) - EUR (€) € in Thousands	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Convertible senior notes	€ 421,700
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Derivative liabilities	93,353	€ 157,950	€ 132,731	€ 0
Carrying amount [member]
Disclosure of fair value measurement of assets [line items]
Financial assets measured at amortized cost	14,165	298,180
Financial liabilities measured at amortized cost	561,307	399,185
Financial liabilities measured at fair value through profit or loss	93,353	157,950
Carrying amount [member] | Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Marketable Securities	14,165	298,180
Carrying amount [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Convertible senior notes	421,708	399,185
Royalty funding liabilities	139,599	0
Derivative liabilities	93,353	157,950
Fair value [member]
Disclosure of fair value measurement of assets [line items]
Financial assets measured at amortized cost	14,049	295,843
Financial liabilities measured at amortized cost	529,699	382,459
Financial liabilities measured at fair value through profit or loss	93,353	157,950
Fair value [member] | Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Marketable Securities	14,049	295,843
Fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Convertible senior notes	389,451	382,459
Royalty funding liabilities	140,248	0
Derivative liabilities	€ 93,353	€ 157,950